Shareholder Report, Average Annual Return (Details)		7 Months Ended	11 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000238675
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert International Responsible Index ETF
C000238680
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert Ultra-Short Investment Grade ETF
C000238676
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert US Large-Cap Core Responsible Index ETF
C000238677
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
C000238678
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert US Mid-Cap Core Responsible Index ETF
C000238679
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert US Select Equity ETF
C000247848
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance Floating-Rate ETF
C000254159
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance High Income Municipal ETF
C000245530
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance High Yield ETF
C000245531
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance Intermediate Municipal Income ETF
C000260999
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance Mortgage Opportunities ETF
C000248456
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Eaton Vance Short Duration Income ETF
C000247027
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance Short Duration Municipal Income ETF
C000247024
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance Total Return Bond ETF
C000245532
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance Ultra-Short Income ETF
C000254149
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Parametric Equity Plus ETF
C000245536
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Parametric Equity Premium Income ETF
C000245534
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Parametric Hedged Equity ETF
Without Sales Load [Member] | C000238675
Average Annual Return [Line Items]
Average Annual Return, Percent				16.52%				14.96%
Without Sales Load [Member] | C000238680
Average Annual Return [Line Items]
Average Annual Return, Percent				5.01%				5.80%
Without Sales Load [Member] | C000238676
Average Annual Return [Line Items]
Average Annual Return, Percent				15.46%				21.58%
Without Sales Load [Member] | C000238677
Average Annual Return [Line Items]
Average Annual Return, Percent				13.90%				20.33%
Without Sales Load [Member] | C000238678
Average Annual Return [Line Items]
Average Annual Return, Percent				7.04%				10.72%
Without Sales Load [Member] | C000238679
Average Annual Return [Line Items]
Average Annual Return, Percent				9.92%				17.42%
Without Sales Load [Member] | C000247848
Average Annual Return [Line Items]
Average Annual Return, Percent				6.94%		7.06%
Without Sales Load [Member] | C000254159
Average Annual Return [Line Items]
Average Annual Return, Percent		1.28%
Without Sales Load [Member] | C000245530
Average Annual Return [Line Items]
Average Annual Return, Percent				6.52%			10.85%
Without Sales Load [Member] | C000245531
Average Annual Return [Line Items]
Average Annual Return, Percent				2.67%			6.33%
Without Sales Load [Member] | C000260999
Average Annual Return [Line Items]
Average Annual Return, Percent				7.03%					3.25%		3.94%
Without Sales Load [Member] | C000248456
Average Annual Return [Line Items]
Average Annual Return, Percent				5.88%					2.87%		3.29%
Without Sales Load [Member] | C000247027
Average Annual Return [Line Items]
Average Annual Return, Percent				3.59%					2.49%	2.14%
Without Sales Load [Member] | C000247024
Average Annual Return [Line Items]
Average Annual Return, Percent				4.20%					0.77%		3.71%
Without Sales Load [Member] | C000245532
Average Annual Return [Line Items]
Average Annual Return, Percent				5.13%			6.08%
Without Sales Load [Member] | C000254149
Average Annual Return [Line Items]
Average Annual Return, Percent			14.94%
Without Sales Load [Member] | C000245536
Average Annual Return [Line Items]
Average Annual Return, Percent				2.78%			9.57%
Without Sales Load [Member] | C000245534
Average Annual Return [Line Items]
Average Annual Return, Percent				13.21%			15.81%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index
Average Annual Return, Percent				16.03%				14.28%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Average Annual Return, Percent				3.40%				4.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.75%				22.52%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.75%				22.52%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.60%				22.86%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.75%				22.52%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Average Annual Return, Percent				3.40%		5.61%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Average Annual Return, Percent				3.40%			8.24%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Average Annual Return, Percent				1.39%			5.79%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Average Annual Return, Percent				3.40%					0.08%		2.26%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Index
Average Annual Return, Percent				3.40%					0.08%		2.26%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Average Annual Return, Percent				3.40%					0.08%		2.26%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Average Annual Return, Percent				3.40%			8.24%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			13.34%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.60%			26.02%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.60%			26.02%
Calvert International Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert International Responsible Index
Average Annual Return, Percent				16.83%				15.15%
Bloomberg 9-12 Months Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg 9-12 Months Short Treasury Index
Average Annual Return, Percent				4.22%				4.89%
Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent				15.68%				21.84%
Calvert US Large-Cap Diversity Research Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert US Large-Cap Diversity Research Index
Average Annual Return, Percent				14.15%				20.58%
Calvert US Mid-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Calvert US Mid-Cap Core Responsible Index
Average Annual Return, Percent				7.25%				10.96%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				11.11%				13.60%
Morningstar LSTA U.S. Leveraged Loan Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA U.S. Leveraged Loan Total Return Index
Average Annual Return, Percent				7.00%		7.78%
ICE U.S. Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE U.S. Broad Municipal Index
Average Annual Return, Percent		1.44%
35% ICE BBB Muni / 35% ICE Core HY Unrated Muni / 30% ICE US Muni Securities Custom Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]			35% ICE BBB Muni / 35% ICE Core HY Unrated Muni / 30% ICE US Muni Securities Custom Index
Average Annual Return, Percent		0.50%
ICE BofA BB-B U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA BB-B U.S. High Yield Index
Average Annual Return, Percent				6.87%			11.38%
ICE BofA 2-17 Year U.S. Municipal Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 2-17 Year U.S. Municipal Securities Index
Average Annual Return, Percent				2.69%			5.69%
Bloomberg Mortgage Backed Securitiess Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Mortgage Backed Securitiess Index
Average Annual Return, Percent				3.39%					(0.14%)		1.41%
Bloomberg U.S. Credit 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit 1-5 Year Index
Average Annual Return, Percent				4.93%					2.09%		2.67%
Short Duration Income Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]				Short Duration Income Blend Index
Average Annual Return, Percent				4.93%					2.06%		1.95%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Average Annual Return, Percent				1.39%					0.86%	2.27%
ICE BofA 1-3 Year US Municipal Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 1-3 Year US Municipal Securities Index
Average Annual Return, Percent				3.11%					1.50%	1.83%
Short Duration Municipal Income Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]			Short Duration Municipal Income Blended Index
Average Annual Return, Percent				3.11%					2.21%	1.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.88%					(0.45%)		1.84%
Bloomberg 9-12 Months Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg 9-12 Months Short Treasury Index
Average Annual Return, Percent				4.22%			5.09%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent				9.44%			18.73%

[1]	The custom blend of 35% ICE BofA BBB Municipal Index/35% ICE Core High Yield and Unrated Municipal Index/30% ICE U.S. Municipal Securities Index are comprised of ICE BofA BBB Municipal Index a benchmark that includes a portfolio of municipal bonds with an investment grade of BBB. ICE Core High Yield and Unrated Municipal Index a benchmark that tracks the performance of publicly traded, U.S. dollar-denominated, tax-exempt debt, including lower-rated and unrated municipal bonds, issued by U.S. states, territories, and their political subdivisions. ICE U.S. Municipal Securities Index a benchmark that is designed to track the performance of USD-denominated municipal debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. market.
[2]	The Short Duration Income Blend Index is a performance linked benchmark of the old benchmarks represented by the Bloomberg 1-3 Year U.S. Government/Credit Index (benchmark that tracks the securities in the 1-3 year maturity range of the Bloomberg U.S. Government/Credit Index) for periods from the Fund’s inception to January 8, 2016, the ICE BofA 1-Year U.S. Treasury Note Index (benchmark that tracks one-year U.S. government securities) from January 9, 2016 to July 31, 2019, the Bloomberg 1-3 Year U.S. Government/Credit Index from August 1, 2019 to June 13, 2024, and the Fund’s new additional index represented by the Bloomberg U.S. Credit 1-5 Year Index for periods thereafter.
[3]	The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index from the Fund’s inception to July 30, 2023 and the Fund's new additional benchmark represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter.